Provision for Silicosis Settlement - Reconciliation of the Total Provision for the Silicosis Settlement (Details) - ZAR (R) R in Millions	12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019
Reconciliation of changes in other provisions
Legal proceedings provision beginning	R 942	R 925
legal settlement payment to trust	(155)	0
Legal proceedings provision end	942	925	R 892	R 942
Provision for silicosis settlement			175	0
Non-current portion of silicosis provision			R 717	R 942
Provision raised for settlement
Reconciliation of changes in other provisions
Change in estimate	36	(62)
Time value of money and inflation component	R 69	R 79